Leases - Disclosure of Movement of Lease Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Leases [Line Items]
Lease liabilities at beginning of period	SFr 7,218	SFr 2,545
Additions / new leases	0	0
Remeasurements	0	5,924
Recognition of interest on lease liabilities	53	24	SFr 27
Payments	(1,232)	(1,275)	(1,266)
Lease liabilities at end of period	6,039	7,218	2,545
Current	1,189	1,179
Non-current	4,850	6,039
Lease liabilities	SFr 6,039	7,218	SFr 2,545
Lease facilities, Schlieren
Disclosure Of Detailed Information About Leases [Line Items]
Decrease in lease liabilities through return of number of parking spaces		60
Increase in lease liabilities through extension of leases		SFr 5,984
Lease, extension term	5 years	5 years